Statement of Cash Flows (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		13 Months Ended	25 Months Ended	28 Months Ended
	Dec. 31, 2009	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Cash flow from Operating Activities
Net loss for the period	$ (1,179)	$ (35,376)	$ (14,475)	$ (100,394)	$ (66,056)	$ (67,235)	$ (167,629)	$ (203,005)
Imputed interest	0	1,652	1,626	7,314	3,009	3,009	10,323	11,975
Amortization - website development costs		748	0	1,994		0	1,994	2,742
Changes in non-cash working capital items:
Increase in accounts payable and accrued liabilities	787	23,534	(2,160)	(17,030)	8,700	9,487	(7,543)	15,991
Net Cash (Used in) Operating Activities	(392)	(9,442)	(15,009)	(108,116)	(54,347)	(54,739)	(162,855)	(172,297)
Cash flow from Financing Activities
Common shares issued, net of issuance costs	400	0	60,000	60,000	0	400	60,400	60,400
Increase in loan payable - related parties	0	0	0	42,600	56,862	56,862	99,462	99,462
Share subscription received		25,000	0					25,000
Net Cash Provided by Financing Activities	400	25,000	60,000	102,600	56,862	57,262	159,862	184,862
Cash flow from Investing Activities
Cash acquired on acquisition of subsidiary	0	0	0	0	14,910	14,910	14,910	14,910
Website development costs	0	0	0	(650)	(3,775)	(3,775)	(4,425)	(4,425)
Net Cash Provided by Investing Activities	0	0	0	(650)	11,135	11,135	10,485	10,485
Net Increase in Cash and Cash equivalents	8	15,558	44,991	(6,166)	13,650	13,658	7,492	23,050
Cash and Cash equivalents, Beginning of Period	0	7,492	13,658	13,658	8	0	0	0
Cash and Cash equivalents, End of Period	8	23,050	58,649	7,492	13,658	13,658	7,492	23,050
Supplementary Information
Interest Paid	0	0	0	0	0	0	0	0
Income Taxes Paid	0	0	0	0	0	0	0	0
Online Disruptive Technologies Inc. [Member]
Cash flow from Operating Activities
Net loss for the period	(3,163)
Changes in non-cash working capital items:
Increase in accounts payable and accrued liabilities	599
Net Cash (Used in) Operating Activities	(2,564)
Cash flow from Financing Activities
Common shares issued, net of issuance costs	2,000
Increase in loan payable - related parties	2,142
Net Cash Provided by Financing Activities	4,142
Cash flow from Investing Activities
Net Increase in Cash and Cash equivalents	1,578
Cash and Cash equivalents, Beginning of Period	0					0	0	0
Cash and Cash equivalents, End of Period	1,578
Supplementary Information
Interest Paid	0
Income Taxes Paid	0
Relationshipscoreboard.com Entertainment Inc. [Member]
Cash flow from Operating Activities
Net loss for the period	(1,179)
Changes in non-cash working capital items:
Increase in accounts payable and accrued liabilities	787
Net Cash (Used in) Operating Activities	(392)
Cash flow from Financing Activities
Common shares issued, net of issuance costs	400
Net Cash Provided by Financing Activities	400
Cash flow from Investing Activities
Net Increase in Cash and Cash equivalents	8
Cash and Cash equivalents, Beginning of Period	0					0	0	0
Cash and Cash equivalents, End of Period	8
Supplementary Information
Interest Paid	0
Income Taxes Paid	$ 0